COMMON SHARES (Details Narrative) - USD ($)																																					1 Months Ended			3 Months Ended			9 Months Ended		12 Months Ended
	Aug. 07, 2016	Apr. 13, 2016	Mar. 15, 2016	Feb. 01, 2016	Jan. 26, 2016	Dec. 02, 2015	Oct. 26, 2015	Oct. 12, 2015	Jun. 17, 2015	Jun. 15, 2015	Jun. 12, 2015	Apr. 15, 2015	Jan. 05, 2015	Dec. 08, 2014	Sep. 21, 2014	Mar. 10, 2014	Jan. 09, 2014	Dec. 13, 2013	Oct. 08, 2013	Sep. 30, 2013	Sep. 03, 2013	Jul. 22, 2013	Jun. 26, 2013	Jun. 19, 2013	May 10, 2013	Apr. 30, 2013	Apr. 10, 2013	Mar. 18, 2013	Mar. 10, 2013	Jan. 03, 2013	Dec. 25, 2012	Dec. 20, 2012	Nov. 20, 2012	Nov. 05, 2012	Oct. 25, 2012	Feb. 20, 2012	Apr. 30, 2015	Feb. 28, 2013	Jan. 31, 2013	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2014	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013	May 18, 2016	Jun. 23, 2015	Nov. 26, 2013
Issuance of shares for services (shares)	143,000	875,000	85,000	540,000		625,000	690,000	375,000									345,132		88,496																						8,035,000
Value of common stock issued for services						$ 43,411	$ 25,803	$ 22,586									$ 89,734																							$ 136,000		$ 94,000	$ 641,000	$ 1,480,000	$ 1,574,000	$ 3,220,000	$ 758,000
Number of common stock issued upon new issue (shares)					1,000,000									209,041	280,592																		331,859
Value of common stock issued upon new issue															$ 59,000																		$ 101,000							$ 215,000			611,000	$ 347,000	$ 347,000	$ 900,000	$ 891,000
Exercise price (in dollars per shares)					$ 0.10																																				$ 0.1400			$ 0.1400	$ 0.1400			$ 0.058
Preferred shares, par value (in dollars per share)																																																		$ 0.001
Preferred shares, shares authorized																																																		500,000,000
Conversion of warrants																																											$ 41,000	$ 65,000
Warrant [Member]
Conversion of warrants																																					$ 48,549,000
Chief Executive Officer [Member]
Issuance of shares for services (shares)																250,000		424,779						53,098		230,089		53,098						53,098
Number of shares options to purchase																										230,089
Board Of Directors Chairman [Member]
Issuance of shares for services (shares)																220,000		353,982						44,248		203,540		44,248						44,248
Number of shares options to purchase																										203,540
Mr. Roy Amitzur [Member]
Issuance of shares for services (shares)																200,000		353,982						44,248		168,142		44,248						44,248
Number of shares options to purchase																										168,142
Mr. Mark Radom [Member]
Issuance of shares for services (shares)																																		35,399
Dr. Borenstein Ltd (Subscription Agreement) [Member]
Exercise price (in dollars per shares)													$ 0.001
Mr. Mark Radom [Member]
Issuance of shares for services (shares)																180,000		283,186						35,399		88,496		35,399
Number of shares options to purchase																										88,496
Non-US Investor (Subscription Agreement) [Member]
Number of common stock issued upon new issue (shares)																				88,496					88,496		88,496		146,903		265,487	309,735							154,868
Value of common stock issued upon new issue																															$ 70,000	$ 100,000							$ 50,000
Share price (per shares)																																$ 0.32286
Consultant [Member]
Number of common stock available for future issuance																																				35,399
Issuance of shares for services (shares)										1,500,000																										17,700
Value of common stock issued for services										$ 34,500
Non-US Investor (Subscription Agreement) [Member]
Number of common stock issued upon new issue (shares)																					268,169	268,169	53,098	132,744											88,496			154,868
Value of common stock issued upon new issue																					$ 100,000	$ 100,000	$ 20,000	$ 50,000											$ 20,000			$ 50,000
Number of additional common stock issued upon new issue																																						88,496
Fair value of options																																						$ 76,000
Professional fees																														$ 11,000
Non-US Investor (Subscription Agreement) [Member] | First Stock Option [Member]
Share price (per shares)																																						$ 2.26
Number of shares options to purchase																																						66,372
Expiration period																																						1 year
Non-US Investor (Subscription Agreement) [Member] | Second Stock Option [Member]
Share price (per shares)																																						$ 4.52
Number of shares options to purchase																																						66,372
Expiration period																																						2 years
Non-US Investor (Subscription Agreement) [Member]
Number of common stock issued upon new issue (shares)																								53,634											380,531
Value of common stock issued upon new issue																								$ 20,000											$ 50,000
Dr. Borenstein Ltd (Subscription Agreement) [Member]
Number of common stock issued upon new issue (shares)											8,484,848	1,630,000																																	1,000,000
Value of common stock issued upon new issue											$ 140,000	$ 48,000
Number of shares options to purchase													1,000,000
Value of common stock options													$ 158,000
Number of stock options issued													1,000,000
Share Repurchase Program [Member]
Maximum number of authorized shares repurchase									500,000																																								144,054
Number of common stock equates									16,666,667
Shareholder settlement amount																																																	$ 28,328,000